Leases - The Company as Lessee (Tables)	12 Months Ended
Dec. 31, 2024
Time charterin contracts [Abstract]
Schedule of operating leases
Operating lease right-of-use assets and lease liabilities as of December 31, 2023, and 2024 as follows:

Description	Location in balance sheet	December 31, 2023	December 31, 2024
Non current assets:
Office leases	Operating lease right-of-use assets	$99,379	—

		$99,379	—

Liabilities:
Office leases	Current portion of operating lease liabilities	$71,173	—

Lease liabilities – current portion		$71,173	—

Office leases	Non-Current portion of operating lease liabilities	$28,206	—

Lease liabilities – non-current portion		$28,206	—

Schedule of company's lease expenses
The table below presents the components of the Company’s lease expenses:

Description	Location in statement of operations	2022	2023	2024
Lease expense for office leases	General and administrative expenses	88,326	104,167	103,445